UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 7/31/08

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2008
					Market
Security	Shares				Value
COMMON STOCK - 5.24%
Internet - 1.73%
Amazon.com, Inc.	3,524				$ 269,022

Miscellaneous Manufacturing - 1.82%
General Electric Company	10,000				282,900

Pharmaceuticals - 1.69%
Pfizer, Inc.	14,000				261,380

TOTAL COMMON STOCK (Cost $958,405)					813,302
		Dividend
CONVERTIBLE PREFERRED STOCK - 3.00%		Rate
Banks - 3.00%
Bank of America Corp.	500	7.25%			466,000

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost $542,085)					466,000
	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 87.02%
Advertising - 3.46%
Omnicom Group, Inc.	$ 545,000	0.000%		02/07/31	$ 537,506

Aerospace & Defense - 8.19%
AAR Corp.	810,000	1.750%		02/01/26	697,613
L-3 Communications Holdings, Inc.	500,000	3.000%		08/01/35	575,000
					1,272,613
Agriculture - 3.05%
Archer-Daniels-Midland Co.	500,000	0.875%		02/15/14	473,750

Biotechnology - 3.15%
Amgen, Inc.	500,000	0.125%		02/01/11	490,000

Distribution/Wholesale - 3.33%
Tech Data Corp	548,000	2.750%		12/15/26	516,490

Diversified Financial Services - 3.03%
Merrill Lynch & Co.	425,000	0.000%		03/15/10	470,688

Electrical Component & Equipment - 6.09%
Energy Conversion Devices, Inc.	500,000	3.000%		06/15/13	496,875
JA Solar Holdings Co., Ltd.	550,000	4.500%		05/15/13	448,250
					945,125
Electronics - 2.76%
FEI Co.	400,000	2.875%		06/01/13	429,000

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2008
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Forest Products & Paper - 1.98%
Rayonier, Inc.	$ 300,000	3.750%		10/15/12	$ 307,125

Healthcare Products - 4.16%
Medtronics, Inc.	600,000	1.500%		04/15/11	646,500

Insurance - 5.82%
Prudential Financial, Inc.	920,000	0.501%	+	12/12/36	904,360

Media - 4.26%
Liberty Media Corp.	650,000	3.125%		03/30/23	662,188

Oil & Gas - 7.18%
Nabors Industries, Inc.	550,000	0.940%		05/15/11	578,875
Transocean, Inc.	500,000	1.500%		12/15/37	535,625
					1,114,500
Pharmaceutical - 8.85%
Teva Pharmaceuticals Finance LLC	650,000	0.250%		02/01/26	672,750
Wyeth	700,000	3.581%	+	01/15/24	702,170
					1,374,920
REITS-Apartments - 2.12%
BRE Properties, Inc.	350,000	4.125%		08/15/26	328,562

REITS-Hotels - 3.49%
Hospitality Properties Trust	665,000	3.800%		03/15/27	541,975

REITS-Office Property - 2.09%
Boston Properties, Inc.	350,000	2.875%		02/15/37	325,062

REITS-Shopping Centers - 3.76%
Developers Diversified Realty Corp.	650,000	3.500%		08/15/11	584,187

REITS-Single Tenant - 3.19%
National Retail Properties, Inc.	500,000	3.950%		09/15/26	495,000

REITS-Warehouse/Industry - 3.07%
Prologis	575,000	1.875%		11/15/37	476,531

Transport-Truck - 3.99%
YRC Worldwide, Inc.	700,000	5.000%		08/08/23	620,375

TOTAL CONVERTIBLE BONDS (Cost $13,889,436)					13,516,457

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2008
	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
U.S TREASURY BOND - 3.19%
U.S Treasury STRIP	$ 500,000	1.910%		02/15/09	$ 495,169
TOTAL U.S. TREASURY BOND (Cost $495,194)					495,169
		Exercise		Exercise
OPTION CONTRACTS - 0.46%	Contracts	Price		Date
General Electric, Put	100	$ 31.00		Sept. 2008	25,500
Micosoft Corp., Call	180	30.00		Jan. 2009	13,500
Pfizer, Inc., Put	140	20.00		Jan. 2009	31,920
TOTAL OPTION CONTRACTS (Cost $113,310)					70,920
		Interest
SHORT TERM INVESTMENTS - 0.71%	Shares	Rate
Milestone Treasury Obligation Portfolio- Institutional Class	110,428	1.970%	+		110,428

TOTAL SHORT TERM INVESTMENTS (Cost $110,428)					110,428

Total Investments (Cost $16,108,858) - 99.62%					15,472,276
Other Assets less Liabilities - 0.38%					59,522
NET ASSETS - 100.00%					$ 15,531,798
_______
+Variable rate security. Interest rate shown is as of July 31, 2008.
REIT- Real Estate Investment Trust

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost					$ 124,928
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value					(761,510)
Net unrealized depreciation					$ (636,582)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	1,350,222	0
Level 2 - Other Significant Observable Inputs	14,122,054	0
Level 3 - Significant Unobservable Inputs	0	0
Total	15,472,276	0

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

     Greg Miller

     President and Treasurer, Miller Investment Trust

Date

9/29/08